Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Regulatory and Agency Capital Requirements

Note 28: Regulatory and Agency Capital Requirements
The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal bank regulatory agencies. The Federal Reserve establishes capital requirements for the consolidated financial holding company, and the OCC has similar requirements for the Company’s national banks, including Wells Fargo Bank, N.A. (the Bank).
Table 28.1 presents regulatory capital information for Wells Fargo & Company and the Bank using Basel III, which increased minimum required capital ratios, and introduced a minimum Common Equity Tier 1 (CET1) ratio. We must report the lower of our CET1, tier 1 and total capital ratios calculated under the Standardized Approach and under the Advanced Approach in the assessment of our capital adequacy. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component. The Basel III capital rules are being phased-in effective January 1, 2014, through the end of 2021. Beginning January 1, 2018, the requirements for calculating CET1 and tier 1 capital, along with RWAs, became fully phased-in. Accordingly, the information presented reflects fully phased-in CET1 capital, tier 1 capital, and RWAs, but reflects total capital still in accordance with Transition Requirements.
The Bank is an approved seller/servicer of mortgage loans and is required to maintain minimum levels of shareholders’ equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2018, the Bank met these requirements. Other subsidiaries, including the Company’s insurance and broker-dealer subsidiaries, are also subject to various minimum capital levels, as defined by applicable industry regulations. The minimum capital levels for these subsidiaries, and related restrictions, are not significant to our consolidated operations.

Table 28.1: Regulatory Capital Information

	Wells Fargo & Company						Wells Fargo Bank, N.A.
	December 31, 2018			December 31, 2017			December 31, 2018			December 31, 2017
(in millions, except ratios)	Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach		Advanced Approach	Standardized Approach
Regulatory capital:
Common equity tier 1	$146,363	146,363		154,765	154,765		142,685	142,685		143,292	143,292
Tier 1	167,866	167,866		178,209	178,209		142,685	142,685		143,292	143,292
Total	198,798	207,041		210,333	220,097		155,558	163,380		156,661	165,734
Assets:
Risk-weighted assets	$1,177,350	1,247,210		1,199,545	1,260,663		1,058,653	1,154,182		1,090,360	1,169,863
Adjusted average assets (1)	1,850,299	1,850,299		1,905,568	1,905,568		1,652,009	1,652,009		1,708,828	1,708,828
Regulatory capital ratios:
Common equity tier 1 capital	12.43%	11.74	*	12.90	12.28	*	13.48	12.36	*	13.14	12.25	*
Tier 1 capital	14.26	13.46	*	14.86	14.14	*	13.48	12.36	*	13.14	12.25	*
Total capital	16.89	16.60	*	17.53	17.46	*	14.69	14.16	*	14.37	14.17	*
Tier 1 leverage (1)	9.07	9.07		9.35	9.35		8.64	8.64		8.39	8.39
*Denotes the lowest capital ratio as determined under the Advanced and Standardized Approaches.

(1)	The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items.
Table 28.2 presents the minimum required regulatory capital ratios under Transition Requirements to which the Company and the Bank were subject as of December 31, 2018, and December 31, 2017.

Table 28.2: Minimum Required Regulatory Capital Ratios – Transition Requirements (1)

	Wells Fargo & Company		Wells Fargo Bank, N.A.
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Regulatory capital ratios:
Common equity tier 1 capital	7.875%	6.750	6.375	5.750
Tier 1 capital	9.375	8.250	7.875	7.250
Total capital	11.375	10.250	9.875	9.250
Tier 1 leverage	4.000	4.000	4.000	4.000

(1)
At December 31, 2018, under transition requirements, the CET1, tier 1 and total capital minimum ratio requirements for Wells Fargo & Company include a capital conservation buffer of 1.875% and a global systemically important bank (G-SIB) surcharge of 1.500%. Only the 1.875% capital conservation buffer applies to the Bank at December 31, 2018.